SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Government loan	$ 60,000	$ 60,000	$ 60,000
Percentage of loan that will not have to be repaid if repaid on time			25.00%
Amount of loan that will not have to be repaid if repaid on time			$ 15,000
Revenue from sale of cannabis product	15,613,320	5,004,453
Revenue from service of white label manufacturing and tolling	1,180,955	54,129
MSP remittance revenues	$ 273,253	111,954
Educational service fee percentage	20.00%
Referral revenue	$ 154,967	72,961
Licensing revenues	$ 909,331	$ 385,119
Trademarks [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives of intangible assets	10 years
Patient relationships [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives of intangible assets	5 years